Recently Issued Accounting Pronouncements	12 Months Ended
Dec. 31, 2024
Recently Issued Accounting Pronouncements [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

NOTE 4 — RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In November 2024, the FASB issued ASU 2024-03 to improve the disclosures about a public business entity’s expenses. The update requires more detailed information on expense components, such as inventory purchases, employee compensation, depreciation, amortization, and depletion, within commonly reporting categories like cost of sales, SG&A, and research and development. These amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The Company is currently evaluating the provisions of the amendments and the impact on its future consolidated statements and disclosures.

In November 2023, the FASB issued ASU 2023-07 to enhance disclosures of significant expense and segment profitability categories and amounts for each of the Company’s reportable business segments. These enhanced disclosures apply to entities that have a single reportable segment. The Company adopted ASU 2023-07 as of December 31, 2024. As a result, although the Company only has a single reportable segment, it has included all disclosures required by the amendments in ASU 2023-07 as well as all existing segment disclosures in Topic 280. See Note 15 for more information.

In December 2023, the FASB issued ASU 2023-09 to improve disclosures and presentation requirements to the transparency of the income tax disclosures by requiring consistent categories and greater disaggregation of information in the rate reconciliation and income taxes paid disaggregated by jurisdiction. The amendments are effective in annual periods beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the provisions of the amendments and the impact on its future consolidated financial statements and disclosures.

Other recent accounting pronouncements issued by the FASB, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the SEC did not or in management’s opinion will not have a material impact on the Company’s present or future consolidated financial statements.